Subsequent Events (Details) - USD ($)		Nov. 07, 2025	Oct. 13, 2025	Aug. 26, 2025	Oct. 06, 2025	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Common shares outstanding	[1]					3,247,117	3,247,117
Ordinary share, par value (in Dollars per share)	[1]					$ 0.0008	$ 0.0008
Forecast [Member]
Subsequent Events [Line Items]
Ordinary share, par value (in Dollars per share)		$ 0.0008			$ 0.0008
Gain (Loss) on Sale of Mortgage Loans (in Dollars)			$ 2,750,000
Units issue		1
Gross proceeds placement agent fees (in Dollars)		$ 9,600,000
Forecast [Member] | Pre-Funded Warrant [Member]
Subsequent Events [Line Items]
Warrant shares		1
Warrant offering price (in Dollars per share)		$ 1.8
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant shares		1
Forecast [Member] | HKD Prime Rate [Member]
Subsequent Events [Line Items]
Interest rate			1.20%
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary share, par value (in Dollars per share)						$ 0.0008
Ordinary Shares [Member] | Forecast [Member] | Pre-Funded Warrant [Member]
Subsequent Events [Line Items]
Warrant shares		2
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate ordinary shares				16,712,000
Subsequent Event [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		5,332,216
Maximum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common shares outstanding					25,976,936
Minimum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common shares outstanding					3,247,117

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.